General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and Administrative Expenses
Occupancy expenses	SFr 1,004	SFr 1,022	SFr 1,177
IT, machinery, etc.	1,166	1,268	1,446
Provisions and losses	3,009	1,158	2,783
Travel and entertainment	328	381	353
Professional services	2,984	3,241	2,381
Amortization and impairment of other intangible assets	8	19	24
Other	1,271	1,485	1,370
General and administrative expenses	9,770	8,574	9,534
Bank
General and Administrative Expenses
Occupancy expenses	988	1,004	1,161
IT, machinery, etc.	1,150	1,254	1,436
Provisions and losses	3,009	1,157	2,782
Travel and entertainment	312	366	339
Professional services	2,936	3,188	2,338
Amortization and impairment of other intangible assets	8	19	24
Other	1,355	1,626	1,493
General and administrative expenses	SFr 9,758	SFr 8,614	SFr 9,573